Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Our Information Security Management System is designed in alignment with internationally recognized frameworks, including the ISO/IEC 27001 standard published by the International Organization for Standardization and the Cybersecurity Framework published by the U.S. National Institute of Standards and Technology (“NIST”). We deploy a comprehensive technology and control infrastructure to implement these frameworks and conduct periodic independent assessments to evaluate the design and effectiveness of our cybersecurity controls. Identified control gaps are assessed through an established enterprise risk management process and addressed in accordance with defined remediation plans.

Our cybersecurity risk management program is structured around three core pillars: (1) Cyber Risk, (2) Cyber Defense, and (3) Strategy and Governance. The Cyber Risk pillar focuses on identifying the evolving threat landscape and potential attack vectors. The Cyber Defense pillar is responsible for continuous monitoring of security systems, identifying anomalies, and coordinating timely response and containment activities in collaboration with relevant technology and business teams. The Strategy and Governance pillar oversees risk tracking, remediation progress, and the establishment of appropriate governance, policies, and oversight mechanisms.

These cybersecurity services are supported by external cybersecurity advisors, including a leading global consulting firm. Delivery and execution are overseen by the respective functional leaders under the direction of our Chief Information Security Officer (“CISO”). We also conduct regular internal and external penetration testing and simulated cyber‑attack exercises to assess readiness, validate incident response capabilities, and support continuous improvement.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance of Cybersecurity Risk

Cybersecurity risk governance is conducted at multiple organizational levels. The CISO is responsible for the day‑to‑day management and execution of the cybersecurity program. The CISO holds monthly governance meetings with technology leadership, including the Chief Information Officer (“CIO”), to review cybersecurity posture, incidents, and remediation activities. Both the CIO and CISO bring extensive experience from services, industry, and consulting organizations, with nearly two decades of domain‑specific expertise each.

Cybersecurity matters, including risk posture and mitigation activities, are reported to the Chief Executive Officer (“CEO”) on a quarterly basis. The Board of Directors oversees cybersecurity risk as part of its broader enterprise risk oversight responsibilities and has delegated primary oversight of cybersecurity and information technology risks to the Risk Management Committee of the Board.
The Risk Management Committee receives regular updates on key cybersecurity risks, incidents, and mitigation actions from the CISO and the Chief Risk Officer (“CRO”) to support effective enterprise‑wide risk management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CISO is responsible for the day‑to‑day management and execution of the cybersecurity program. The CISO holds monthly governance meetings with technology leadership, including the Chief Information Officer (“CIO”), to review cybersecurity posture, incidents, and remediation activities. Both the CIO and CISO bring extensive experience from services, industry, and consulting organizations, with nearly two decades of domain‑specific expertise each.Cybersecurity matters, including risk posture and mitigation activities, are reported to the Chief Executive Officer (“CEO”) on a quarterly basis.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Board of Directors oversees cybersecurity risk as part of its broader enterprise risk oversight responsibilities and has delegated primary oversight of cybersecurity and information technology risks to the Risk Management Committee of the Board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true